UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23052

Oppenheimer Global Multi-Asset Growth Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 7/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

	Shares	Value
Common Stocks—61.0%
Consumer Discretionary—8.9%
Auto Components—0.6%
Aptiv plc	407	$39,914
BorgWarner, Inc.	916	42,154
Bridgestone Corp.	2,100	82,761
Continental AG	623	143,522
Koito Manufacturing Co. Ltd.	1,200	77,222
Valeo SA	1,506	73,934
		459,507

Automobiles—0.7%
Bayerische Motoren Werke AG	858	82,975
General Motors Co.	2,207	83,667
Hero MotoCorp Ltd.	1,770	85,120
Subaru Corp.	2,100	61,248
Suzuki Motor Corp.	2,000	117,532
Volkswagen AG	715	127,305
		557,847

Distributors—0.1%
Pool Corp.	410	62,833

Diversified Consumer Services—0.1%
Bright Horizons Family Solutions, Inc.[1]	333	35,628
New Oriental Education & Technology Group, Inc., Sponsored ADR	420	36,137
		71,765

Hotels, Restaurants & Leisure—1.7%
Carnival Corp.	3,086	182,815
Chipotle Mexican Grill, Inc., Cl. A1	40	17,346
Domino’s Pizza Group plc	11,070	45,845
Domino’s Pizza, Inc.	124	32,570
Genting Bhd	34,909	75,171
Hilton Worldwide Holdings, Inc.	635	49,949
Huazhu Group Ltd., ADR	2,674	106,987
Hyatt Hotels Corp., Cl. A	457	35,751
International Game Technology plc	3,190	80,643
Jollibee Foods Corp.	5,270	26,782
Las Vegas Sands Corp.	340	24,446
McDonald’s Corp.	282	44,426
MGM China Holdings Ltd.	32,000	68,798
Planet Fitness, Inc., Cl. A1	190	9,029
Sands China Ltd.	28,400	146,120
Stars Group, Inc. (The)[1]	499	17,116
Vail Resorts, Inc.	166	45,960
Whitbread plc	2,829	145,285
Yum China Holdings, Inc.[2]	3,911	141,109
		1,296,148

1        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Household Durables—0.7%
DR Horton, Inc.	456	$19,927
Lennar Corp., Cl. A	431	22,528
Newell Brands, Inc.[2]	4,470	117,069
SEB SA1	392	74,512
Sony Corp.	5,500	297,456
		531,492

Internet & Catalog Retail—0.7%
Amazon.com, Inc.[1]	20	35,549
Ctrip.com International Ltd., ADR[1]	1,634	67,239
JD.com, Inc., ADR[1]	9,900	355,014
Pinduoduo, Inc., ADR[1]	400	9,036
Vipshop Holdings Ltd., ADR[1]	2,070	19,975
		486,813

Leisure Products—0.2%
Bandai Namco Holdings, Inc.	3,100	124,208

Media—0.7%
CBS Corp., Cl. B	701	36,922
ProSiebenSat. 1 Media SE	3,382	91,479
SES SA, Cl. A, FDR	3,968	79,275
Technicolor SA1	7,417	10,393
Walt Disney Co. (The)[2]	1,916	217,581
Zee Entertainment Enterprises Ltd.	8,010	61,584
		497,234

Multiline Retail—0.2%
Dollarama, Inc.	1,539	55,605
Ollie’s Bargain Outlet Holdings, Inc.[1]	388	26,966
Target Corp.	1,221	98,510
		181,081

Specialty Retail—1.0%
Burlington Stores, Inc.[1]	281	42,940
Dufry AG1	523	69,281
Industria de Diseno Textil SA	5,207	170,666
Lowe’s Cos., Inc.	320	31,789
Nitori Holdings Co. Ltd.	400	60,368
Rent-A-Center, Inc.[1,2]	10,140	150,478
Ross Stores, Inc.	292	25,529
Steinhoff International Holdings NV1	13,579	2,568
Tiffany & Co.[2]	1,230	169,199
		722,818

Textiles, Apparel & Luxury Goods—2.2%
Brunello Cucinelli SpA	724	30,039
Cie Financiere Richemont SA	602	52,882
Hermes International	135	85,484

2        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

	Shares	Value
Textiles, Apparel & Luxury Goods (Continued)
Kering SA	741	$394,860
Li Ning Co. Ltd.[1]	81,000	88,411
lululemon athletica, Inc.[1]	344	41,263
LVMH Moet Hennessy Louis Vuitton SE	1,881	656,840
Pandora AS	454	32,296
Perry Ellis International, Inc.[1,2]	5,529	155,033
PRADA SpA	13,500	64,229
Puma SE	38	19,057
PVH Corp.	349	53,578
		1,673,972

Consumer Staples—4.5%
Beverages—1.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,669	19,675
Anheuser-Busch InBev SA	74	7,519
Coca-Cola Co. (The)[2]	2,451	114,290
Coca-Cola European Partners plc	3,925	161,867
Diageo plc	3,626	133,252
Fomento Economico Mexicano SAB de CV	7,963	78,119
Fomento Economico Mexicano SAB de CV, Sponsored ADR	350	34,349
Heineken NV	601	60,800
Kweichow Moutai Co. Ltd., Cl. A	500	53,515
Pernod Ricard SA	1,138	183,546
Tsingtao Brewery Co. Ltd., Cl. H	22,000	117,748
		964,680

Food & Staples Retailing—0.8%
Alimentation Couche-Tard, Inc., Cl. B	1,227	56,358
Atacadao Distribuicao Comercio e Industria Ltda	12,300	51,254
BIM Birlesik Magazalar AS	800	11,520
CP ALL PCL	23,234	52,412
Magnit PJSC	575	38,064
Shoprite Holdings Ltd.	2,177	36,031
SPAR Group Ltd. (The)	3,273	47,666
SUPERVALU, Inc.[1]	7,799	252,064
Walmart, Inc.	1,016	90,658
		636,027

Food Products—1.1%
Barry Callebaut AG	31	52,931
Danone SA	2,875	225,881
General Mills, Inc.	371	17,088
Lamb Weston Holdings, Inc.	793	55,724
McCormick & Co., Inc.	238	27,975
Saputo, Inc.	2,173	72,447
Unilever plc	3,780	216,003
Vietnam Dairy Products JSC	840	6,068
Want Want China Holdings Ltd.	2,000	1,653

3        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Food Products (Continued)
WH Group Ltd.[3]	195,000	$156,466
		832,236

Household Products—0.6%
Colgate-Palmolive Co.[2]	3,300	221,133
Procter & Gamble Co. (The)	405	32,756
Reckitt Benckiser Group plc	1,883	167,862
		421,751

Personal Products—0.4%
Amorepacific Corp.	127	30,392
AMOREPACIFIC Group	68	5,828
Beiersdorf AG	612	71,273
LG Household & Health Care Ltd.	157	169,945
		277,438

Tobacco—0.3%
Philip Morris International, Inc.[2]	1,891	163,193
Swedish Match AB	1,262	69,000
		232,193

Energy—7.5%
Energy Equipment & Services—0.6%
Halliburton Co.	635	26,937
TechnipFMC plc	10,102	326,735
Weatherford International plc[1]	27,763	94,117
		447,789

Oil, Gas & Consumable Fuels—6.9%
Antero Midstream GP LP	5,813	111,726
BP plc	10,339	77,683
Buckeye Partners LP4	5,441	188,748
Cabot Oil & Gas Corp.	693	16,286
Centennial Resource Development, Inc., Cl. A1	976	17,529
Chevron Corp.[2]	1,520	191,930
CNOOC Ltd.	102,000	170,963
Concho Resources, Inc.[1]	243	35,442
ConocoPhillips	1,478	106,667
Diamondback Energy, Inc.	341	44,995
Enbridge, Inc.	1,222	43,296
Encana Corp.	6,963	93,583
Energy Transfer Equity LP4	18,380	334,700
Energy Transfer Partners LP4	20,250	424,440
Enterprise Products Partners LP4	13,964	404,956
EQT Midstream Partners LP4	3,633	185,973
Genesis Energy LP4	1,591	36,577
Koninklijke Vopak NV	18	848
LUKOIL PJSC, ADR	403	28,903
Magellan Midstream Partners LP4	3,688	264,651

4        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
MPLX LP4	8,636	$314,610
Novatek PJSC, Sponsored GDR	1,055	167,963
Phillips 66	465	57,353
Phillips 66 Partners LP4	1,933	103,705
Plains All American Pipeline LP4	2,830	70,127
Plains GP Holdings LP, Cl. A1	2,796	67,915
Suncor Energy, Inc.	4,581	193,043
Tallgrass Energy LP, Cl. A	11,692	272,774
Targa Resources Corp.[2]	5,234	267,300
TC PipeLines LP4	5,218	164,054
TOTAL SA	4,012	261,773
Western Gas Partners LP4	1,458	74,548
Williams Cos., Inc. (The)	5,243	155,979
Williams Partners LP4	5,569	250,772
		5,201,812

Financials—8.3%
Capital Markets—1.6%
Ameriprise Financial, Inc.	324	47,197
BlackRock, Inc., Cl. A2	166	83,458
China International Capital Corp. Ltd., Cl. H3	10,400	17,969
Credit Suisse Group AG1	7,235	116,653
E*TRADE Financial Corp.[1]	673	40,252
Goldman Sachs Group, Inc. (The)[2]	1,101	261,411
MarketAxess Holdings, Inc.[2]	78	15,114
MSCI, Inc., Cl. A	293	48,694
Nasdaq, Inc.[2]	1,091	99,717
Raymond James Financial, Inc.	251	22,989
S&P Global, Inc.[2]	1,470	294,647
TP ICAP plc	1,241	4,561
UBS Group AG1	9,465	155,904
		1,208,566

Commercial Banks—3.2%
Banco Bilbao Vizcaya Argentaria SA	7,145	52,398
Banco de Chile	49,894	7,766
Banco Santander SA	8,706	48,684
Bank Central Asia Tbk PT	11,000	17,754
Bank of America Corp.[2]	8,933	275,851
CIT Group, Inc.	873	46,208
Citigroup, Inc.[2]	5,522	396,977
Commercial International Bank Egypt SAE	4,267	20,043
Credicorp Ltd.	220	50,329
East West Bancorp, Inc.	719	46,548
FirstRand Ltd.	16,649	87,763
Grupo Aval Acciones y Valores SA, ADR	3,400	26,622
Grupo Financiero Inbursa SAB de CV, Cl. O	26,939	44,374
HSBC Holdings plc	13,746	131,642
ICICI Bank Ltd.	1,431	6,324

5        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Banks (Continued)
ICICI Bank Ltd., Sponsored ADR	23,591	$208,309
Itau Unibanco Holding SA, ADR	2,010	24,100
JPMorgan Chase & Co.[2]	2,031	233,463
KeyCorp	3,928	81,977
Kotak Mahindra Bank Ltd.	6,876	130,986
Lloyds Banking Group plc	120,640	98,698
Sberbank of Russia PJSC	11,945	41,143
Sberbank of Russia PJSC, Sponsored ADR	880	12,411
Societe Generale SA	2,380	106,017
SVB Financial Group[1]	197	60,652
Zions Bancorporation[2]	2,017	104,279
		2,361,318

Consumer Finance—0.0%
Cholamandalam Investment & Finance Co. Ltd.	842	17,595

Diversified Financial Services—0.5%
Ayala Corp.	920	17,304
B3 SA-Brasil Bolsa Balcao	12,100	76,695
Grupo de Inversiones Suramericana SA	549	6,856
Hong Kong Exchanges & Clearing Ltd.	636	18,828
ING Groep NV	6,322	96,586
ORIX Corp.	7,300	118,536
		334,805

Insurance—1.7%
AIA Group Ltd.	14,600	127,821
Allianz SE	854	188,818
Aon plc	303	43,496
Dai-ichi Life Holdings, Inc.	4,000	75,326
Fidelity National Financial, Inc.	2,080	84,240
Hartford Financial Services Group, Inc. (The)	1,494	78,734
Japan Post Insurance Co. Ltd.	2,800	59,491
Legal & General Group plc	5,460	18,803
Ping An Insurance Group Co. of China Ltd., Cl. H	3,500	32,454
Progressive Corp. (The)	780	46,808
Prudential plc	19,104	451,936
Samsung Life Insurance Co. Ltd.	852	73,460
		1,281,387

Real Estate Investment Trusts (REITs)—0.7%
Crown Castle International Corp.	506	56,080
Digital Realty Trust, Inc.	327	39,704
Education Realty Trust, Inc.	3,590	148,483
Equity Residential	574	37,557
Gramercy Property Trust	5,280	144,619
Prologis, Inc.	1,175	77,104
Public Storage	98	21,347

6        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

	Shares	Value
Real Estate Investment Trusts (REITs) (Continued)
SBA Communications Corp., Cl. A1	121	$19,148
		544,042

Real Estate Management & Development—0.4%
Ayala Land, Inc.	38,300	29,472
CBRE Group, Inc., Cl. A1	470	23,406
DLF Ltd.	65,363	187,464
Emaar Properties PJSC	15,333	22,060
SM Prime Holdings, Inc.	58,000	41,271
		303,673

Thrifts & Mortgage Finance—0.2%
Housing Development Finance Corp. Ltd.	5,332	155,133

Health Care—6.7%
Biotechnology—1.5%
3SBio, Inc.[3]	3,500	7,475
ACADIA Pharmaceuticals, Inc.[1]	2,210	33,349
Amgen, Inc.	115	22,603
AnaptysBio, Inc.[1]	540	42,293
Biocon Ltd.	3,210	27,504
Biogen, Inc.[1]	300	100,311
Bluebird Bio, Inc.[1]	390	60,411
Blueprint Medicines Corp.[1]	820	48,823
Circassia Pharmaceuticals plc[1]	16,240	16,413
CSL Ltd.	659	96,130
Gilead Sciences, Inc.[2]	1,772	137,915
GlycoMimetics, Inc.[1,2]	1,820	26,736
Grifols SA	2,955	85,869
Ionis Pharmaceuticals, Inc.[1]	1,460	63,773
Loxo Oncology, Inc.[1]	460	77,091
MacroGenics, Inc.[1]	2,030	41,919
Mirati Therapeutics, Inc.[1,2]	260	15,964
Neurocrine Biosciences, Inc.[1]	303	30,448
Sage Therapeutics, Inc.[1,2]	811	117,044
Shire plc	880	50,097
uniQure NV1	680	21,005
Wuxi Biologics Cayman, Inc.[1,3]	500	5,082
		1,128,255

Health Care Equipment & Supplies—1.5%
Abaxis, Inc.[2]	1,793	148,819
Abbott Laboratories	1,065	69,800
ABIOMED, Inc.[1]	125	44,316
Align Technology, Inc.[1]	153	54,568
Boston Scientific Corp.1	1,701	57,171
Danaher Corp.	709	72,729
Edwards Lifesciences Corp.[1]	244	34,758
Essilor International Cie Generale d’Optique SA	365	53,847

7        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care Equipment & Supplies (Continued)
Hoya Corp.	3,000	$180,823
ICU Medical, Inc.[1]	95	27,246
IDEXX Laboratories, Inc.[1]	258	63,192
Insulet Corp.[1]	412	34,262
Siemens Healthineers AG1,3	1,186	52,823
Sonova Holding AG	334	61,635
Teleflex, Inc.	100	27,271
William Demant Holding AS1	1,541	73,652
Zimmer Biomet Holdings, Inc.	885	111,085
		1,167,997

Health Care Providers & Services—1.7%
Aetna, Inc.	670	126,221
Anthem, Inc.[2]	1,081	273,493
Apollo Hospitals Enterprise Ltd.	1,607	22,323
Centene Corp.[1]	690	89,928
Encompass Health Corp.	126	9,529
Envision Healthcare Corp.[1,2]	3,307	146,368
LifePoint Health, Inc.[1]	3,865	250,452
Mediclinic International plc	3,410	22,898
Sinopharm Group Co. Ltd., Cl. H	21,200	89,995
UnitedHealth Group, Inc.[2]	812	205,615
WellCare Health Plans, Inc.[1]	255	68,192
		1,305,014

Health Care Technology—0.2%
Cotiviti Holdings, Inc.[1,2]	3,386	151,151
Ping An Healthcare & Technology Co. Ltd.[1,3]	343	2,100
		153,251

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.[2]	2,554	168,666
Bio-Rad Laboratories, Inc., Cl. A1	90	27,599
ICON plc[1]	244	33,955
Lonza Group AG1	286	88,129
Samsung Biologics Co. Ltd.[1,3]	141	47,274
Thermo Fisher Scientific, Inc.	284	66,607
		432,230

Pharmaceuticals—1.2%
Bayer AG	2,658	296,066
Bristol-Myers Squibb Co.	491	28,846
Dong-E-E-Jiao Co. Ltd., Cl. A1	2,999	23,125
Hutchison China MediTech Ltd., ADR[1]	310	9,849
Jiangsu Hengrui Medicine Co. Ltd., Cl. A	6,565	66,701
Juniper Pharmaceuticals, Inc.[1]	2,895	33,293
Merck & Co., Inc.	1,657	109,147
Mylan NV1	1,223	45,630
Novo Nordisk AS, Cl. B	1,736	86,387

8        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

	Shares	Value
Pharmaceuticals (Continued)
Pfizer, Inc.	2,855	$114,000
Roche Holding AG	233	57,180
		870,224

Industrials—7.6%
Aerospace & Defense—1.4%
Airbus SE	6,005	743,640
BWX Technologies, Inc.	597	39,258
Lockheed Martin Corp.	159	51,850
MTU Aero Engines AG	565	119,556
Rolls-Royce Holdings plc[1]	6,020	78,234
Textron, Inc.	508	34,681
		1,067,219

Air Freight & Couriers—0.4%
BEST, Inc., ADR[1]	1,056	10,169
FedEx Corp.	149	36,635
United Parcel Service, Inc., Cl. B2	1,090	130,680
XPO Logistics, Inc.[1]	1,017	101,415
ZTO Express Cayman, Inc., ADR	2,129	42,218
		321,117

Airlines—0.2%
International Consolidated Airlines Group SA	10,710	99,877
Japan Airlines Co. Ltd.	1,600	59,055
		158,932

Building Products—0.4%
A.O. Smith Corp.	491	29,229
Assa Abloy AB, Cl. B	6,002	118,966
USG Corp.[1,2]	3,503	151,399
		299,594

Commercial Services & Supplies—0.6%
Cintas Corp.	243	49,689
Copart, Inc.[1]	1,115	63,990
Edenred	2,115	83,321
Prosegur Cash SA3	18,349	49,380
Prosegur Cia de Seguridad SA	9,227	61,366
Rentokil Initial plc	7,635	33,955
Waste Connections, Inc.	872	67,676
Waste Management, Inc.	516	46,440
		455,817

Construction & Engineering—0.2%
Boskalis Westminster	2,332	71,528
FLSmidth & Co. AS	1,080	71,074

9        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Construction & Engineering (Continued)
Fluor Corp.	454	$23,267
		165,869

Electrical Equipment—0.8%
Legrand SA	889	65,292
Melrose Industries plc	8,396	23,804
Mitsubishi Electric Corp.	6,800	92,360
Nidec Corp.	2,360	342,087
Schneider Electric SE	1,222	98,305
		621,848

Industrial Conglomerates—0.8%
3M Co.[2]	740	157,117
General Electric Co.	2,386	32,521
Jardine Strategic Holdings Ltd.	1,500	59,876
Roper Technologies, Inc.	198	59,776
Seibu Holdings, Inc.	6,300	106,321
Siemens AG	916	129,320
SM Investments Corp.	3,290	58,870
		603,801

Machinery—1.1%
Aalberts Industries NV	1,537	69,700
Atlas Copco AB, Cl. A	1,809	51,925
Caterpillar, Inc.	379	54,500
Deere & Co.	210	30,406
Epiroc AB, Cl. A1	3,649	43,690
FANUC Corp.	600	118,059
IDEX Corp.	406	62,354
Kubota Corp.	3,800	63,747
Minebea Mitsumi, Inc.	3,500	62,742
Parker-Hannifin Corp.	479	80,975
VAT Group AG1,3	527	69,301
Weir Group plc (The)	1,633	41,669
Xerium Technologies, Inc.[1]	2,036	27,221
		776,289

Professional Services—0.9%
Bureau Veritas SA	4,162	107,169
CoStar Group, Inc.[1]	158	65,704
Equifax, Inc.	580	72,790
IHS Markit Ltd.[1]	774	41,045
Intertek Group plc	630	48,656
Recruit Holdings Co. Ltd.	10,600	290,690
TransUnion	892	64,581
		690,635

10        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

	Shares	Value
Road & Rail—0.1%
Kansas City Southern	344	$39,997

Trading Companies & Distributors—0.5%
Brenntag AG	1,846	110,662
Bunzl plc	2,907	86,379
Ferguson plc	504	39,712
ITOCHU Corp.	5,400	95,858
SiteOne Landscape Supply, Inc.[1]	103	9,183
Travis Perkins plc	759	11,921
United Rentals, Inc.[1]	120	17,856
		371,571

Transportation Infrastructure—0.2%
Beijing Capital International Airport Co. Ltd., Cl. H	40,000	45,734
DP World Ltd.	2,728	63,146
Grupo Aeroportuario del Sureste SAB de CV, Cl. B	1,601	28,484
		137,364

Information Technology—13.5%
Communications Equipment—0.3%
Cisco Systems, Inc.[2]	2,855	120,738
Nokia OYJ	15,192	82,128
Palo Alto Networks, Inc.[1]	186	36,876
Xero Ltd.[1]	200	6,350
		246,092

Electronic Equipment, Instruments, & Components—2.3%
Amphenol Corp., Cl. A	312	29,175
CDW Corp.	551	46,333
FLIR Systems, Inc.	430	25,198
Hitachi Ltd.	11,000	76,876
Keyence Corp.	455	240,151
Kyocera Corp.	1,800	104,647
Murata Manufacturing Co. Ltd.	2,100	367,629
Omron Corp.	1,900	85,777
Samsung Electro-Mechanics Co. Ltd.	1,270	175,045
Spectris plc	204	6,197
TDK Corp.	3,700	396,496
TE Connectivity Ltd.	451	42,200
VeriFone Systems, Inc.[1,2]	6,352	145,461
Zebra Technologies Corp., Cl. A1	166	22,896
		1,764,081

Internet Software & Services—3.5%
Alibaba Group Holding Ltd., Sponsored ADR[1]	3,217	602,319
Alphabet, Inc., Cl. A1,2	592	726,514
Baidu, Inc., Sponsored ADR[1]	1,345	332,457
Facebook, Inc., Cl. A1,2	1,520	262,322
GrubHub, Inc.[1]	296	36,080

11        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Internet Software & Services (Continued)
IAC/InterActiveCorp[1]	127	$18,701
Kakao Corp.	161	16,223
MercadoLibre, Inc.	65	22,289
NAVER Corp.	148	94,750
NetEase, Inc., ADR	171	44,118
Nutanix, Inc., Cl. A1	473	23,125
Scout24 AG3	1,492	77,609
Tencent Holdings Ltd.	5,400	245,503
United Internet AG	1,014	54,523
Weibo Corp., Sponsored ADR[1]	60	4,965
Yandex NV, Cl. A1	1,001	35,996
		2,597,494

IT Services—1.3%
Amadeus IT Group SA	888	75,748
Atos SE	720	96,642
Black Knight, Inc.[1]	466	24,069
Broadridge Financial Solutions, Inc.	244	27,567
Cielo SA	4,200	16,058
DXC Technology Co.	433	36,693
Earthport plc[1]	54,490	7,603
Global Payments, Inc.	533	60,000
PayPal Holdings, Inc.[1,2]	2,100	172,494
Square, Inc., Cl. A1	357	23,080
Syntel, Inc.[1]	6,129	248,776
Tata Consultancy Services Ltd.	1,883	53,356
Total System Services, Inc.	769	70,394
WEX, Inc.[1]	155	29,422
		941,902

Semiconductors & Semiconductor Equipment—2.3%
Advantest Corp.	7,000	166,679
ams AG	1,151	82,954
ASML Holding NV	488	104,122
Infineon Technologies AG	12,437	329,457
Marvell Technology Group Ltd.	1,890	40,276
Maxim Integrated Products, Inc.[2]	3,960	242,114
Monolithic Power Systems, Inc.	292	38,743
ON Semiconductor Corp.[1]	1,578	34,795
Renesas Electronics Corp.[1]	14,900	132,976
Rohm Co. Ltd.	800	68,262
Silicon Laboratories, Inc.[1]	179	17,050
STMicroelectronics NV	4,630	100,646
Taiwan Semiconductor Manufacturing Co. Ltd.	34,000	271,463
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1,763	72,653
Texas Instruments, Inc.	334	37,181
		1,739,371

12        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

	Shares	Value
Software—3.4%
Adobe Systems, Inc.[1]	1,150	$281,382
Atlassian Corp. plc, Cl. A1	630	45,618
CA, Inc.[2]	3,343	147,794
Capcom Co. Ltd.	2,700	69,985
Dassault Systemes SE	445	66,466
Fair Isaac Corp.[1]	93	18,736
Guidewire Software, Inc.[1]	415	35,773
Intuit, Inc.[2]	1,290	263,470
Microsoft Corp.	783	83,061
Netmarble Corp.[3]	137	17,738
Nintendo Co. Ltd.	900	311,295
PTC, Inc.[1]	611	56,157
RealPage, Inc.[1]	544	29,974
Red Hat, Inc.[1]	166	23,444
RingCentral, Inc., Cl. A1	377	27,804
SAP SE	5,334	623,802
ServiceNow, Inc.[1]	284	49,973
Snap, Inc., Cl. A1	3,638	45,475
Splunk, Inc.[1]	263	25,274
Synopsys, Inc.[1]	1,166	104,275
Take-Two Interactive Software, Inc.[1]	341	38,540
Temenos AG1	866	139,430
Zendesk, Inc.[1]	469	25,547
		2,531,013

Technology Hardware, Storage & Peripherals—0.4%
HP, Inc.	1,478	34,112
Samsung Electronics Co. Ltd.	6,561	272,192
Xplore Technologies Corp.[1]	2,923	17,480
		323,784

Materials—2.6%
Chemicals—1.0%
Air Liquide SA	1,577	201,811
Akzo Nobel NV	1,014	93,606
Celanese Corp., Cl. A	341	40,276
Eastman Chemical Co.	944	97,817
Essentra plc	4,932	31,109
Linde AG	465	114,785
Novozymes AS, Cl. B	957	50,326
Sika AG	420	59,839
Westlake Chemical Corp.	88	9,435
Westlake Chemical Partners LP4	3,266	86,386
		785,390

Construction Materials—0.1%
Dalmia Bharat Ltd.	183	7,063
Indocement Tunggal Prakarsa Tbk PT	15,000	14,743
James Hardie Industries plc	2,132	34,021

13        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Construction Materials (Continued)
UltraTech Cement Ltd.	578	$35,381
		91,208

Containers & Packaging—0.3%
Avery Dennison Corp.	319	36,583
CCL Industries, Inc., Cl. B	1,598	81,076
Packaging Corp. of America	276	31,161
WestRock Co.	994	57,632
		206,452

Metals & Mining—1.2%
Alcoa Corp.[1]	1,149	49,717
Anglo American plc	7,460	170,132
Antofagasta plc	9,011	118,922
Franco-Nevada Corp.	578	42,338
Freeport-McMoRan, Inc.	1,796	29,634
Glencore plc[1]	38,940	171,538
Grupo Mexico SAB de CV	17,887	56,240
Korea Zinc Co. Ltd.	283	104,697
Polyus PJSC, GDR[3]	300	10,642
Steel Dynamics, Inc.	399	18,789
Vale SA, Cl. B, Sponsored ADR	3,340	48,964
Wheaton Precious Metals Corp.	3,226	67,585
		889,198

Telecommunication Services—0.8%
Diversified Telecommunication Services—0.5%
AT&T, Inc.[2]	3,927	125,546
Iliad SA	312	49,432
Nippon Telegraph & Telephone Corp.	2,300	106,437
Spark New Zealand Ltd.	38,128	100,686
		382,101

Wireless Telecommunication Services—0.3%
Rogers Communications, Inc., Cl. B	1,601	81,622
SK Telecom Co. Ltd.	665	148,687
		230,309

Utilities—0.6%
Electric Utilities—0.4%
Edison International	1,205	80,289
Entergy Corp.	1,116	90,709
NextEra Energy, Inc.	532	89,131
		260,129

Multi-Utilities—0.2%
Vectren Corp.[2]	2,057	147,014
Total Common Stocks (Cost $41,249,001)		45,788,725

14        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

		Shares	Value
Preferred Stocks—0.3%
Bayerische Motoren Werke (BMW) AG, Preference		2,000	$165,604
Lojas Americanas SA, Preference		12,360	59,737
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv.		32,510	3,711
Total Preferred Stocks (Cost $249,011)			229,052

		Principal Amount
U.S. Government Obligation—1.6%
United States Treasury Bonds, 2.875%, 8/15/45[5] (Cost $1,246,530)		$1,259,000	1,211,787

Foreign Government Obligations—6.7%
Arab Republic of Egypt:
Series 3YR, 15.00% Bonds, 10/3/20	EGP	250,000	13,289
Series 3YR, 16.00% Unsec. Nts., 12/12/20	EGP	100,000	5,408
Argentine Republic:
16.00% Bonds, 10/17/23	ARS	265,000	8,490
21.20% Bonds, 9/19/18	ARS	300,000	10,671
27.041% [BADLARPP+325] Sr. Unsec. Nts., 3/1/20[6]	ARS	1,038,000	35,731
Federation of Malaysia, Series 0902, 4.378% Sr. Unsec. Nts., 11/29/19	MYR	725,000	180,578
Federative Republic of Brazil:
10.00% Unsec. Nts., 1/1/21	BRL	1,315,000	358,440
10.00% Unsec. Nts., 1/1/23	BRL	260,000	68,854
10.00% Unsec. Nts., 1/1/25	BRL	200,000	51,563
18.447% Unsec. Nts., 5/15/45[13]	BRL	25,000	21,576
18.563% Unsec. Nts., 8/15/22[13]	BRL	65,000	55,804
Hungary:
Series 20/A, 7.50% Bonds, 11/12/20	HUF	31,400,000	130,835
Series 25/B, 5.50% Bonds, 6/24/25	HUF	30,100,000	129,163
Series 27/A, 3.00% Bonds, 10/27/27	HUF	5,000,000	17,962
Kingdom of Thailand:
1.875% Sr. Unsec. Nts., 6/17/22	THB	5,000,000	149,273
2.125% Sr. Unsec. Nts., 12/17/26	THB	5,100,000	147,790
Oriental Republic of Uruguay:
9.252% Unsec. Nts., 12/14/18[8]	UYU	500,000	15,849
9.875% Sr. Unsec. Nts., 6/20/22[3]	UYU	1,790,000	58,325
Republic of Chile:
4.50% Unsec. Nts., 2/28/21	CLP	93,000,000	148,639
4.50% Bonds, 3/1/21	CLP	70,000,000	111,876
4.50% Bonds, 3/1/26	CLP	15,000,000	23,516
Republic of Colombia:
Series B, 7.00% Bonds, 5/4/22	COP	220,000,000	79,534
Series B, 7.50% Bonds, 8/26/26	COP	235,000,000	85,635
Series B, 10.00% Bonds, 7/24/24	COP	530,000,000	217,192
Republic of Indonesia:
Series FR53, 8.25% Sr. Unsec. Nts., 7/15/21	IDR	300,000,000	21,413
Series FR71, 9.00% Sr. Unsec. Nts., 3/15/29	IDR	1,170,000,000	86,702
Series FR72, 8.25% Sr. Unsec. Nts., 5/15/36	IDR	1,280,000,000	88,942
Series FR73, 8.75% Sr. Unsec. Nts., 5/15/31	IDR	2,020,000,000	146,813

15        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Foreign Government Obligations (Continued)
Republic of Peru:
6.35% Sr. Unsec. Nts., 8/12/28[3]	PEN	360,000	$117,725
6.95% Sr. Unsec. Nts., 8/12/31[3]	PEN	40,000	13,570
8.20% Sr. Unsec. Nts., 8/12/26[3]	PEN	145,000	53,177
Republic of Poland:
Series 0123, 2.50% Bonds, 1/25/23	PLN	350,000	96,402
Series 0721, 1.75% Bonds, 7/25/21	PLN	230,000	62,756
Series 0726, 2.50% Bonds, 7/25/26	PLN	380,000	99,929
Republic of South Africa:
Series 2023, 7.75% Bonds, 2/28/23	ZAR	250,000	18,758
Series 2030, 8.00% Bonds, 1/31/30	ZAR	1,110,000	78,544
Series 2037, 8.50% Bonds, 1/31/37	ZAR	3,650,000	256,863
Series 2048, 8.75% Bonds, 2/28/48	ZAR	500,000	35,238
Series R186, 10.50% Bonds, 12/21/26	ZAR	765,000	64,562
Series R208, 6.75% Sr. Unsec. Nts., 3/31/21	ZAR	2,300,000	170,884
Series R214, 6.50% Bonds, 2/28/41	ZAR	860,000	47,452
Republic of Turkey:
8.50% Bonds, 7/10/19	TRY	65,000	12,095
8.80% Bonds, 11/14/18	TRY	60,000	11,865
10.70% Bonds, 2/17/21	TRY	180,000	30,003
11.00% Bonds, 2/24/27	TRY	400,000	56,116
12.20% Bonds, 1/18/23	TRY	60,000	9,526
Romania, Series 10YR, 5.95% Bonds, 6/11/21	RON	360,000	94,719
Russian Federation:
Series 6209, 7.60% Bonds, 7/20/22	RUB	4,825,000	77,999
Series 6210, 6.80% Bonds, 12/11/19	RUB	7,000,000	111,872
Series 6211, 7.00% Bonds, 1/25/23	RUB	17,500,000	277,128
Series 6212, 7.05% Bonds, 1/19/28	RUB	1,000,000	15,475
Series 6216, 6.70% Bonds, 5/15/19	RUB	18,500,000	295,825
United Mexican States:
Series M, 5.75% Bonds, 3/5/26	MXN	2,600,000	123,618
Series M, 8.00% Bonds, 6/11/20	MXN	800,000	43,079
Series M, 8.00% Sr. Unsec. Nts., 12/7/23	MXN	2,100,000	114,022
Series M20, 8.50% Sr. Unsec. Nts., 5/31/29	MXN	930,000	52,548
Series M20, 10.00% Bonds, 12/5/24	MXN	2,300,000	137,427
Series M30, 8.50% Sr. Unsec. Nts., 11/18/38	MXN	320,000	18,264
Total Foreign Government Obligations (Cost $5,342,381)			5,067,304

	Counter- party	Exercise Price	Expiration Date	Notional Amount (000’s)	Contracts (000’s)	Value
Over-the-Counter Options Purchased—0.0%
BRL Currency Call[1]	JPM	BRL3.300	11/30/18	BRL 798	BRL 13	1,294
BRL Currency Call[1]	GSCO-OT	BRL3.300	8/16/18	BRL 5,500	BRL 5	3
BRL Currency Call[1]	CITNA-B	BRL3.200	4/25/19	BRL 512,000	BRL 350	371

16        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

	Counter- party	Exercise Price	Expiration Date	Notional Amount (000’s)	Contracts (000’s)		Value
Over-the-Counter Options Purchased (Continued)
EUR Currency Put[1]	GSCO-OT	HUF316.600	9/4/18	EUR 210,000	EUR 128		$380
JPY Currency Call[1,14]	GSCO-OT	JPY104.500	8/27/18	JPY 5,227,000	JPY 287,000		—
RUB Currency Call[1]	GSCO-OT	RUB59.500	6/12/19	RUB 8,625,053	RUB 19,335		4,447
S&P 500 Index Put[1]	BOA	USD2,607.210	7/19/19	USD 130	USD 0	[7]	4,094
TRY Currency Call[1]	CITNA-B	TRY4.700	11/28/18	TRY 94,000	TRY 1,200		1,514
ZAR Currency Call[1]	JPM	ZAR12.557	5/27/19	ZAR 100,330	ZAR 1,620		2,437
Total Over-the-Counter Options Purchased (Cost $30,773)							14,540

		Principal Amount	Value
Short-Term Notes—0.6%
Arab Republic of Egypt Treasury Bills, 17.499%, 3/5/19[8]	EGP	1,650,000	83,386
Arab Republic of Egypt Treasury Bills, 18.547%, 3/19/19[8]	EGP	400,000	20,088
Arab Republic of Egypt Treasury Bills, 18.746%, 12/18/18[8]	EGP	400,000	21,019
Federal Republic of Nigeria Treasury Bills, 15.388%, 10/18/18[8]	NGN	11,000,000	29,679
Federal Republic of Nigeria Treasury Bills, 18.386%, 8/2/18[9]	NGN	19,000,000	52,472
United States Treasury Bills, 2.003%, 10/18/18[5,8,10]		225,000	224,054
Total Short-Term Notes (Cost $431,083)			430,698

		Shares
Investment Companies—28.5%
Oppenheimer Fundamental Alternatives Fund, Cl. I11		408,988	11,333,049
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.87%[11,12]		166,776	166,776
Oppenheimer Master Event-Linked Bond Fund, LLC[11]		453,142	7,098,486
Oppenheimer Russell 1000 Dynamic Multifactor Exchange Traded Fund[11]		100,410	2,779,851
Total Investment Companies (Cost $21,385,253)			21,378,162
Total Investments, at Value (Cost $69,934,032)		98.7%	74,120,268
Net Other Assets (Liabilities)		1.3	940,263
Net Assets		100.0%	$75,060,531

Footnotes to Statement of Investments

1. Non-income producing security.

2. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements with respect to outstanding written options. The aggregate market value of such securities is $7,458,826. See Note 6 of the accompanying Consolidated Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $756,656 or 1.01% of the Fund’s net assets at period end.

4. Security is a Master Limited Partnership.

5. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $1,429,867. See Note 6 of the accompanying Notes.

17        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (continued)

6. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

7. Number of contracts are less than 500.

8. Zero coupon bond reflects effective yield on the original acquisition date.

9. Current yield as of period end.

10. All or a portion of this security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares October 31, 2017	Gross Additions		Gross Reductions	Shares July 31, 2018
Investment Company
Oppenheimer Fundamental Alternatives Fund, Cl. I	175,626	259,555		26,193	408,988
Oppenheimer Institutional Government Money Market Fund, Cl. E	3,085,963	39,362,448		42,281,635	166,776
Oppenheimer Russell 1000 Dynamic Multifactor Exchange Traded Fund	—	238,150		137,740	100,410
Oppenheimer Master Event-Linked Bond Fund, LLC	—	453,142		—	453,142
Oppenheimer Global Multi Strategies Fund, Cl. I	167,965	49,589		217,554	—
Oppenheimer Senior Floating Rate Fund, Cl. I	284,864	—		284,864	—
Oppenheimer Global High Yield Fund, Cl. I	319,923	10,744		330,667	—
Oppenheimer Master Loan Fund, LLC	96,613	—		96,613	—

	Value	Income		Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Company
Oppenheimer Fundamental Alternatives Fund, Cl. I	$11,333,049	$206,677		$(13,033)	$(81,417)
Oppenheimer Institutional Government Money Market Fund, Cl. E	166,776	35,896		—	—
Oppenheimer Russell 1000 Dynamic Multifactor Exchange Traded Fund	2,779,851	2,021		33,176	60,176
Oppenheimer Master Event-Linked Bond Fund, LLC	7,098,486	88,183	[a]	(2,271)[a]	(33,434)[a]
Oppenheimer Global Multi Strategies Fund, Cl. I	—	153,428		(124,884)	(54,543)
Oppenheimer Senior Floating Rate Fund, Cl. I	—	3,898		56,975	(68,369)
Oppenheimer Global High Yield Fund, Cl. I	—	108,300		(23,880)	(79,524)

18        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

Footnotes to Statement of Investments (continued)

	Value	Income		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Oppenheimer Master Loan Fund, LLC	$—	$5,710	[b]	$15,976	[b]	$(26,069)[b]
Total	$21,378,162	$604,113		$(57,941)		$(283,180)

a. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

b. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

12. Rate shown is the 7-day yield at period end.

13. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

14. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 99 JPY per 1 USD.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$ 43,212,662	58.3%
Japan	4,613,097	6.2
France	3,718,440	5.0
Germany	2,798,636	3.8
United Kingdom	2,675,834	3.6
China	2,599,065	3.5
Switzerland	1,237,549	1.7
South Korea	1,156,230	1.6
Russia	1,117,868	1.5
India	1,001,853	1.4
Canada	871,744	1.2
South Africa	871,665	1.2
Brazil	834,713	1.1
Mexico	730,523	1.0
Spain	544,113	0.7
Hong Kong	518,958	0.7
Netherlands	518,196	0.7
Colombia	415,839	0.6
Chile	410,718	0.6
Indonesia	376,366	0.5
Thailand	349,475	0.5
Taiwan	344,116	0.5
Denmark	313,735	0.4
Sweden	283,581	0.4
Hungary	277,960	0.4
Poland	259,087	0.4
Malaysia	255,749	0.3
Peru	234,801	0.3
Philippines	173,698	0.2
Egypt	163,233	0.2
Turkey	152,314	0.2
Australia	141,748	0.2
New Zealand	107,036	0.1
Romania	94,719	0.1

19        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Geographic Holdings (Continued)	Value	Percent
Italy	$94,269	0.1%
United Arab Emirates	85,206	0.1
Ireland	84,118	0.1
Austria	82,954	0.1
Nigeria	82,151	0.1
Finland	82,128	0.1
Argentina	77,182	0.1
Uruguay	74,174	0.1
Macau	68,798	0.1
Belgium	7,519	0.0
Vietnam	6,068	0.0
Eurozone	380	0.0
Total	$74,120,268	100.0%

Forward Currency Exchange Contracts as of July 31, 2018
Counter -party	Settlement Month(s)	Currency Purchased (000’s)		Currency Sold (000’s)		Unrealized Appreciation	Unrealized Depreciation
BAC	08/2018	EUR	50	USD	59	$—	$145
BAC	09/2018	IDR	4,994,000	USD	347	—	2,364
BAC	09/2018	MYR	150	USD	37	6	442
BAC	09/2018	NOK	3,620	USD	445	19	—
BAC	09/2018	PLN	1,280	USD	354	—	3,743
BAC	09/2018	TRY	270	USD	54	—	756
BAC	09/2018	TWD	57,000	USD	1,881	—	9,830
BAC	09/2018	USD	948	CNH	6,190	39,746	—
BAC	08/2018	USD	7	IDR	104,000	—	14
BAC	09/2018	USD	1	INR	100	—	1
BAC	09/2018	USD	5	MXN	100	—	70
BAC	09/2018	USD	102	MYR	410	662	—
BAC	09/2018	USD	100	PEN	330	—	178
BAC	09/2018	USD	1,746	PHP	94,000	—	22,579
BAC	09/2018	USD	479	SEK	4,270	—	8,743
BAC	09/2018	USD	27	TRY	130	839	—
BAC	09/2018	USD	151	ZAR	2,030	—	1,733
BAC	09/2018	ZAR	70	USD	5	41	—
BNP	09/2018	USD	78	RON	315	—	1,391
BOA	08/2018	BRL	2,020	USD	538	229	—
BOA	09/2018	COP	3,766,000	USD	1,276	25,791	1,680
BOA	09/2018	CZK	1,850	USD	85	—	684
BOA	08/2018	EUR	5	USD	6	—	3
BOA	09/2018	HUF	1,000	USD	4	28	—
BOA	08/2018	IDR	3,938,000	USD	273	497	—
BOA	09/2018	INR	700	USD	10	—	69
BOA	08/2018	JPY	11,000	USD	98	29	—
BOA	09/2018	NOK	12,710	USD	1,570	—	8,480
BOA	09/2018	PHP	3,800	USD	71	622	—
BOA	09/2018	PLN	4,620	USD	1,264	930	—
BOA	09/2018	SEK	12,480	USD	1,415	10,286	—
BOA	09/2018	SGD	1,640	USD	1,205	1,150	—
BOA	09/2018	THB	200	USD	6	10	—

20        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

Forward Currency Exchange Contracts (Continued)
Counter -party	Settlement Month(s)	Currency Purchased (000’s)		Currency Sold (000’s)		Unrealized Appreciation	Unrealized Depreciation
BOA	09/2018	TRY	4,110	USD	867	$—	$52,862
BOA	09/2018	USD	50	ARS	1,470	—	784
BOA	08/2018	USD	537	BRL	2,020	—	1,601
BOA	09/2018	USD	30	CLP	19,000	—	119
BOA	08/2018	USD	110	EUR	90	4,770	—
BOA	09/2018	USD	100	HUF	28,000	—	2,271
BOA	08/2018	USD	662	JPY	73,000	8,341	—
BOA	09/2018	USD	1,232	KRW	1,364,000	5,236	—
BOA	09/2018	USD	5	MXN	100	—	558
BOA	09/2018	USD	5	PLN	20	—	93
BOA	09/2018	USD	922	SGD	1,250	3,189	—
BOA	09/2018	USD	1,265	TWD	38,000	17,239	—
BOA	09/2018	USD	58	ZAR	800	—	2,629
BOA	09/2018	ZAR	8,450	USD	622	14,528	—
CITNA-B	09/2018	CLP	77,000	USD	118	2,755	—
CITNA-B	09/2018	COP	696,000	USD	236	4,259	—
CITNA-B	09/2018	DKK	760	USD	119	492	—
CITNA-B	08/2018	GHS	245	USD	52	—	1,587
CITNA-B	09/2018	HUF	18,000	USD	66	19	532
CITNA-B	09/2018	JPY	39,000	USD	347	3,385	—
CITNA-B	09/2018	MXN	1,600	USD	76	8,712	—
CITNA-B	09/2018	PLN	10	USD	3	15	—
CITNA-B	08/2018 - 09/2018	THB	9,700	USD	301	—	9,184
CITNA-B	09/2018	TRY	3,250	USD	657	—	13,418
CITNA-B	04/2019	USD	20	BRL	70	1,326	—
CITNA-B	09/2018	USD	2,594	CLP	1,682,400	1,391	47,540
CITNA-B	09/2018	USD	684	CNH	4,660	585	—
CITNA-B	08/2018 - 09/2018	USD	4,208	EUR	3,600	13	19,348
CITNA-B	09/2018	USD	362	HUF	101,000	—	7,435
CITNA-B	09/2018	USD	925	ILS	3,330	14,696	—
CITNA-B	09/2018	USD	1,613	PLN	6,000	18	30,296
CITNA-B	09/2018	USD	527	TRY	2,590	13,768	—
CITNA-B	09/2018	USD	96	ZAR	1,320	—	3,054
CITNA-B	09/2018	ZAR	8,220	USD	618	1,406	—
DEU	09/2018	PEN	280	USD	85	623	—
DEU	09/2018	USD	169	CAD	225	—	3,723
DEU	09/2018	USD	99	EUR	85	—	711
DEU	09/2018	USD	52	PEN	170	32	—
DEU	09/2018	USD	151	THB	5,000	1,065	872
GSCO-OT	09/2018	AUD	180	USD	133	811	—
GSCO-OT	08/2018	BRL	210	USD	56	336	—
GSCO-OT	09/2018	COP	59,000	USD	20	21	73
GSCO-OT	09/2018	INR	300	USD	4	39	—
GSCO-OT	08/2018	KRW	142,000	USD	127	—	217
GSCO-OT	09/2018	MXN	1,100	USD	54	4,067	—
GSCO-OT	09/2018	PEN	10	USD	3	—	3
GSCO-OT	09/2018	PLN	20	USD	5	168	—
GSCO-OT	09/2018	RON	5	USD	1	4	—

21        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
Counter -party	Settlement Month(s)	Currency Purchased (000’s)		Currency Sold (000’s)		Unrealized Appreciation	Unrealized Depreciation
GSCO-OT	09/2018	RUB	74,300	USD	1,156	$26,226	$—
GSCO-OT	08/2018	USD	54	BRL	210	—	1,473
GSCO-OT	09/2018	USD	112	COP	321,000	1,006	—
GSCO-OT	09/2018	USD	4	HUF	1,000	—	60
GSCO-OT	09/2018	USD	144	INR	10,000	—	1,391
GSCO-OT	09/2018	USD	1,500	NZD	2,180	13,840	—
GSCO-OT	09/2018	USD	93	PHP	5,000	—	1,457
GSCO-OT	09/2018	USD	4	RON	15	—	11
GSCO-OT	06/2019	USD	163	RUB	10,510	—	627
GSCO-OT	09/2018	USD	628	SEK	5,500	—	179
GSCO-OT	09/2018	USD	664	ZAR	9,220	—	31,035
HSBC	09/2018	CHF	420	USD	426	—	128
HSBC	09/2018	GBP	970	USD	1,281	—	4,737
HSBC	09/2018	HKD	4,000	USD	511	—	275
HSBC	09/2018	THB	5,000	USD	151	—	715
HSBC	09/2018	USD	1,088	KRW	1,209,000	1,310	—
HSBC	09/2018	USD	378	MXN	7,800	—	36,660
HSBC	09/2018	USD	226	NZD	335	—	1,842
JPM	09/2018	AUD	3,184	USD	2,351	15,423	—
JPM	08/2018 - 09/2018	BRL	2,360	USD	634	1,651	6,609
JPM	09/2018	CHF	730	USD	742	—	1,592
JPM	09/2018	COP	14,000	USD	5	—	20
JPM	08/2018	EUR	90	USD	107	—	1,296
JPM	09/2018	GBP	475	USD	632	—	6,942
JPM	08/2018	GHS	10	USD	2	—	72
JPM	09/2018	HUF	1,000	USD	4	—	38
JPM	09/2018	IDR	5,209,000	USD	359	—	4
JPM	09/2018	JPY	596,000	USD	5,454	—	103,508
JPM	08/2018	NGN	9,000	USD	24	575	—
JPM	09/2018	PEN	90	USD	27	47	—
JPM	09/2018	PHP	200	USD	4	45	—
JPM	09/2018	PLN	4,670	USD	1,265	13,514	—
JPM	09/2018	RON	40	USD	10	9	—
JPM	09/2018	RUB	16,000	USD	253	2,037	—
JPM	09/2018	THB	28,000	USD	852	—	9,426
JPM	09/2018	TWD	61,000	USD	2,021	—	18,189
JPM	10/2018	UAH	800	USD	27	1,407	—
JPM	08/2018 - 12/2018	USD	1,195	BRL	4,470	6,932	249
JPM	09/2018	USD	623	CAD	825	—	12,031
JPM	09/2018	USD	195	DKK	1,245	—	1,422
JPM	08/2018	USD	124	EUR	100	6,868	—
JPM	09/2018	USD	78	GBP	60	—	841
JPM	09/2018	USD	330	HKD	2,590	10	92
JPM	09/2018	USD	157	ILS	570	1,110	—
JPM	09/2018	USD	437	INR	30,000	1,644	—
JPM	08/2018	USD	100	JPY	11,000	1,317	—
JPM	09/2018	USD	132	KRW	150,000	—	2,879
JPM	09/2018	USD	124 MXN		2,580	—	13,387

22        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

Forward Currency Exchange Contracts (Continued)
Counter -party	Settlement Month(s)	Currency Purchased (000’s)		Currency Sold (000’s)		Unrealized Appreciation	Unrealized Depreciation
JPM	08/2018	USD	24	NGN	9,000	$—	$1,304
JPM	09/2018	USD	84	NZD	125	—	1,267
JPM	09/2018	USD	103	PEN	340	—	293
JPM	09/2018	USD	856	PHP	46,000	—	9,219
JPM	09/2018	USD	3	PLN	10	—	12
JPM	09/2018	USD	394	RUB	24,800	—	521
JPM	09/2018	USD	9	ZAR	130	—	326
JPM	09/2018	ZAR	15,680	USD	1,141	40,895	—
TDB	08/2018	EUR	30	USD	37	—	2,281
TDB	09/2018	USD	963	CAD	1,270	—	14,624

Total Unrealized Appreciation and Depreciation						$330,060	$550,849

Futures Contracts as of July 31, 2018
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
Canadian Bonds, 10 yr.	Buy	9/19/18	10	CAD 1,044	$1,036,015	$(7,933)
CBOE Volatility Index*	Sell	9/19/18	22	USD 327	330,550	(3,933)
Euro-BUND	Buy	9/6/18	34	EUR 6,416	6,424,081	8,439
Japanese Bonds, 10 yr.	Buy	9/12/18	4	JPY 5,389	5,390,690	2,138
Long Gilt	Buy	9/26/18	17	GBP 2,743	2,737,402	(5,433)
MSCI Emerging Market Index	Sell	9/21/18	5	USD 265	274,075	(9,404)
Russell 2000 Mini Index	Buy	9/21/18	46	USD 3,856	3,846,520	(9,042)
S&P 500 E-Mini Index	Buy	9/21/18	17	USD 2,346	2,394,450	48,608
S&P 500 E-Mini Index	Sell	9/21/18	6	USD 813	845,100	(31,963)
S&P/TSX 60 Index	Buy	9/20/18	7	CAD 1,028	1,053,726	25,874
SPI 200 Index	Buy	9/20/18	12	AUD 1,349	1,385,899	36,977
Stoxx Europe 600 Index	Sell	9/21/18	16	EUR 360	365,492	(5,060)
United States Treasury Long Bonds	Buy	9/19/18	1	USD 144	142,969	(1,315)
United States Treasury Long Bonds	Sell	9/19/18	10	USD 1,430	1,429,688	233
United States Treasury Nts., 5 yr.	Buy	9/28/18	32	USD 3,641	3,620,000	(21,170)
						$27,016

*All or a portion of this security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.

23        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Exchange-Traded Options Written at July 31, 2018
Description	Exercise Price	Expiration Date	Number of Contracts (000’s)		Notional Amount (000’s)	Premiums Received	Value
	USD
S&P 500 Index Put	2,700.000	8/17/18	USD	(0)[1]	USD 3,380	$9,924	$(5,280)
	USD
S&P 500 Index Call	2,810.000	8/17/18	USD	(0)[1]	USD 1,408	12,735	(14,500)
	USD
S&P 500 Index Put	2,360.000	8/17/18	USD	(0)[1]	USD 4,506	1,951	(1,040)
	USD
S&P 500 Index Call	2,865.000	8/17/18	USD	(0)[1]	USD 3,098	5,247	(4,455)
	USD
S&P 500 Index Call	3,030.000	8/17/18	USD	(0)[1]	USD 2,535	126	(90)
	USD
S&P 500 Index Call	2,920.000	8/17/18	USD	(0)[1]	USD 2,816	790	(580)
	USD
S&P 500 Index Call	2,975.000	8/17/18	USD	(0)[1]	USD 2,816	240	(200)
	USD
S&P 500 Index Put	2,305.000	8/17/18	USD	(0)[1]	USD 4,506	1,711	(800)
	USD
S&P 500 Index Put	2,640.000	8/17/18	USD	(0)[1]	USD 3,661	6,395	(3,250)
	USD
S&P 500 Index Put	2,810.000	8/17/18	USD	(0)[1]	USD 1,690	17,142	(12,000)
	USD
S&P 500 Index Put	2,585.000	8/17/18	USD	(0)[1]	USD 3,661	4,510	(2,210)
	USD
S&P 500 Index Put	2,415.000	8/17/18	USD	(0)[1]	USD 4,224	2,354	(1,163)
	USD
S&P 500 Index Put	2,475.000	8/17/18	USD	(0)[1]	USD 4,224	2,954	(1,575)
	USD
S&P 500 Index Put	2,530.000	8/17/18	USD	(0)[1]	USD 3,943	3,653	(1,820)
	USD
S&P 500 Index Put	2,755.000	8/17/18	USD	(0)[1]	USD 3,098	15,807	(10,230)
Total Exchange-Traded Options Written						$85,539	$(59,193)

1. Number of contracts are less than 500.

Over-the-Counter Options Written at July 31, 2018
Description	Counter -party	Exercise Price	Expiration Date	Number of Contracts (000’s)	Notional Amount (000’s)	Premiums Received	Value
		HUF		EUR

EUR Currency Put	GSCO-OT	310.150	9/4/18	(128)	EUR 210,000	$300	$(65)
		HUF		EUR

EUR Currency Call	GSCO-OT	323.970	9/4/18	(128)	EUR 210,000	868	(615)
		JPY		JPY

JPY Currency Call	BOA	111.060	8/6/18	(56,000)	JPY 664,000	2,555	(672)
		JPY		JPY

JPY Currency Put	BOA	111.060	8/6/18	(56,000)	JPY 664,000	2,609	(3,864)

24        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

Over-the-Counter Options Written (Continued)
Description	Counter -party	Exercise Price	Expiration Date	Number of Contracts (000’s)	Notional Amount (000’s)	Premiums Received	Value
		RUB		RUB

RUB Currency Put	GSCO-OT	70.000	6/12/19	(22,747)	RUB 10,147,121	$10,363 $	(7,734)
		USD		USD

S&P 500 Index Put	BOA	2242.760	7/19/19	(0)[1]	USD 130	1,762	(1,773)
		TRY		TRY

TRY Currency Call	CITNA-B	4.400	11/28/18	(1,700)	TRY 132,000	2,747	(563)
		ZAR		ZAR

ZAR Currency Call	JPM	11.413	5/27/19	(1,470)	ZAR 91,195	1,275	(357)
		ZAR		ZAR

ZAR Currency Put	JPM	14.730	5/27/19	(1,900)	ZAR 117,695	3,470	(4,064)
Total Over-the-Counter Options Written						$25,949	$(19,707)

1. Number of contracts are less than 500.

Centrally Cleared Credit Default Swaps at July 31, 2018
Reference Asset	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)
CDX.HY.30	Buy	5.000%	6/20/23	USD 4,090	$277,760	$(309,824)	$(32,064)
CDX.IG.30	Buy	1.000	6/20/23	USD 4,090	71,843	(81,566)	(9,723)
Total Centrally Cleared Credit Default Swaps					$349,603	$(391,390)	$(41,787)

Centrally Cleared Interest Rate Swaps at July 31, 2018
Counter- party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)
BOA	Pay	BZDI	11.350%	1/4/27	BRL 550	$—	$301	$301
BOA	Receive	BZDI	8.240	1/2/20	BRL 1,630	—	(2,160)	(2,160)
CITNA-B	Pay	Three-Month ZAR JIBAR SAFEX	8.590	1/23/28	ZAR 1,635	—	(472)	(472)
CITNA-B	Receive	JIBA3M	7.250	7/10/20	ZAR 1,915	—	(61)	(61)
CITNA-B	Pay	MXN TIIE BANXICO	7.920	9/13/18	MXN 8,900	—	(155)	(155)
GSCOI	Pay	Three-Month ZAR JIBAR SAFEX	7.600	2/21/28	ZAR 500	—	(1,109)	(1,109)
GSCOI	Pay	Six-Month PLN WIBOR WIBO	2.580	2/6/23	PLN 875	—	2,640	2,640
JPM	Pay	BZDI	9.480	7/1/20	BRL 5,200	—	(2,996)	(2,996)
JPM	Pay	BZDI	10.500	7/1/20	BRL 3,575	—	1,635	1,635
JPM	Pay	Three-Month ZAR JIBAR SAFEX	7.930	1/9/28	ZAR 705	—	(391)	(391)
JPM	Pay	MXN TIIE BANXICO	8.260	1/16/19	MXN 15,400	—	(34)	(34)

25        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Centrally Cleared Interest Rate Swaps (Continued)
Counter- party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)
UBS	Pay	MXN TIIE BANXICO	6.860%	7/21/22	MXN 2,000	$—	$(4,067)	$(4,067)
Total Centrally Cleared Interest Rate Swaps						$—	$(6,869)	$(6,869)

Over-the-Counter Interest Rate Swaps at July 31, 2018
Counter- party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)
BOA	Pay	Six-Month INR FBIL MIBOR OIS Compound	6.350%	6/5/22	INR 15,000	$—	$(5,159)	$(5,159)
BOA	Pay	Six-Month INR FBIL MIBOR OIS Compound	6.250	9/29/22	INR 6,200	—	(2,710)	(2,710)
BOA	Pay	Six-Month INR FBIL MIBOR OIS Compound	6.290	9/28/22	INR 12,500	—	(5,176)	(5,176)
BOA	Pay	NSERO	6.700	3/8/20	INR 26,890	—	(1,441)	(1,441)
BOA	Pay	Three-Month MYR KLIBOR BNM	3.290	10/27/18	MYR 570	—	(142)	(142)
BOA	Pay	Three-Month MYR KLIBOR BNM	3.470	10/27/21	MYR 950	—	(2,229)	(2,229)
BOA	Receive	Six-Month INR FBIL MIBOR OIS Compound	6.705	3/8/23	INR 6,150	—	1,706	1,706
CITNA-B	Pay	Six-Month CLP-TNA	3.130	5/29/20	CLP 200,000	—	(470)	(470)
GSCOI	Pay	Three-Month COP IBR OIS Compound	5.175	4/20/20	COP 545,000	—	1,670	1,670
JPM	Pay	BZDI	10.130	7/1/19	BRL 2,125	—	5,383	5,383
JPM	Pay	Three-Month COP IBR OIS Compound	5.700	3/8/19	COP 805,000	—	3,187	3,187
Total Over-the-Counter Interest Rate Swaps						$—	$(5,381)	$(5,381)

Over-the-Counter Total Return Swaps at July 31, 2018
Reference Asset	Counter- party	Pay/Receive Total Return*	Floating Rate	Maturity Date	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
iShares JPMorgan USD Emerging Markets Bond ETF	GSCOI	Receive	Three-Month USD LIBOR BBA	8/22/19	USD 6,304	$5,048	$5,048

26        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BNP	BNP Paribas
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
TDB	Toronto Dominion Bank
UBS	UBS AG

Currency abbreviations indicate amounts reporting in currencies
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pounds
EUR	Euro
GBP	British Pound Sterling
GHS	Ghanaian Cedi
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble

27        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Currency abbreviations indicate amounts reporting in currencies (Continued)
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	New Turkish Lira
TWD	New Taiwan Dollar
UAH	Ukraine Hryvnia
UYU	Uruguay Peso
ZAR	South African Rand

Definitions
BADLARPP	Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days
BANXICO	Banco de Mexico
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
BNM	Bank Negara Malaysia
BUND	German Federal Obligation
BZDI	Brazil Interbank Deposit Rate
CDX.HY.30	Markit CDX High Yield Index
CDX.IG.30	Markit CDX Investment Grade Index
ETF	Exchange Traded Fund
FBIL	Financial Benchmarks India Private Ltd.
IBR	Indicador Bancario de Referencia
JIBA3M	South Africa Johannesburg Interbank Agreed Rate 3 Month
JIBAR SAFEX	South Africa Johannesburg Interbank Agreed Rate/Futures Exchange
KLIBOR	Kuala Lumpur Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
NSERO	India Rupee Floating Rate
OIS	Overnight Index Swap
S&P	Standard & Poor’s
TIIE	Interbank Equilibrium Interest Rate
TNA	Non-Deliverable CLP Camara
TSX 60	60 largest companies on the Toronto Stock Exchange
WIBOR WIBO	Poland Warsaw Interbank Offer Bid Rate

28        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

1. Organization

Oppenheimer Global Multi-Asset Growth Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. The Sub-Adviser has entered into a sub-sub-advisory agreement with Barings LLC and OFI SteelPath, Inc. (collectively, the “Sub-Sub-Advisers”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer Global Multi-Asset Growth Fund (Cayman) Ltd., which is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange traded funds related to gold or other special minerals (“Gold ETFs”). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.

At period end, the Fund owned 2,743 shares with net assets of $414,189 in the Subsidiary.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are

29        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are

30        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

3. Securities Valuation (Continued)

derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$2,914,722	$3,750,996	$—	$6,665,718
Consumer Staples	1,467,339	1,896,986	—	3,364,325
Energy	4,614,733	1,034,868	—	5,649,601
Financials	3,348,516	2,858,003	—	6,206,519
Health Care	3,543,443	1,513,528	—	5,056,971
Industrials	1,723,106	3,986,947	—	5,710,053
Information Technology	5,418,254	4,725,483	—	10,143,737
Materials	764,275	1,207,973	—	1,972,248
Telecommunication Services	207,168	405,242	—	612,410
Utilities	407,143	—	—	407,143
Preferred Stocks	63,448	165,604	—	229,052
U.S. Government Obligation	—	1,211,787	—	1,211,787
Foreign Government Obligations	—	5,067,304	—	5,067,304
Over-the-Counter Options Purchased	—	14,540	—	14,540
Short-Term Notes	—	430,698	—	430,698
Investment Companies	14,279,676	7,098,486	—	21,378,162
Total Investments, at Value	38,751,823	35,368,445	—	74,120,268
Other Financial Instruments:
Swaps, at value	—	16,994	—	16,994
Centrally cleared swaps, at value	—	4,576	—	4,576
Futures contracts	122,269	—	—	122,269
Forward currency exchange contracts	—	330,060	—	330,060
Total Assets	$38,874,092	$35,720,075	$—	$74,594,167

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$(17,327)	$—	$(17,327)
Centrally cleared swaps, at value	—	(402,835)	—	(402,835)
Options written, at value	(59,193)	(19,707)	—	(78,900)
Futures contracts	(95,253)	—	—	(95,253)
Forward currency exchange contracts	—	(550,849)	—	(550,849)
Total Liabilities	$(154,446)	$(990,718)	$—	$(1,145,164)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

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3. Securities Valuation (Continued)

	Transfers into Level 1*	Transfers out of Level 1**	Transfers into Level 2**	Transfers out of Level 2*
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$—	$(139,918)	$139,918	$—
Consumer Staples	88,071	—	—	(88,071)
Financials	—	(54,868)	54,868	—
Health Care	—	(27,242)	27,242	—
Information Technology	233,688	—	—	(233,688)
Materials	12,315	(37,235)	37,235	(12,315)
Total Assets	$334,074	$(259,263)	$259,263	$(334,074)

*Transfers from Level 2 to Level 1 are a result of the availability of quoted prices from an active market which were not available and have become available.

**Transfers from Level 1 to Level 2 are a result of a change in pricing methodology to the use of a valuation determined based on observable market information other than quoted prices from an active market due to a lack of available unadjusted quoted prices.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”) and Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event-Linked Bond”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/ (loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. At period end, the Fund no longer owns Master Loan and owns 1.9% of Master Event-Linked Bond.

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4. Investments and Risks (Continued)

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Sovereign Debt Risk. The Fund invests in sovereign debt securities, which are subject to certain special risks. These risks include, but are not limited to, the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay the principal on its sovereign debt. There may also be no legal process for collecting sovereign debt that a government does not pay or bankruptcy proceedings through which all or part of such sovereign debt may be collected. In addition, a restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, reduced liquidity and increased volatility, among others.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by

36        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

6. Use of Derivatives (Continued)

the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Statement of Investments. The unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable (or payable) and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund may enter into forward foreign currency exchange contracts in order to decrease exposure to foreign exchange rate risk associated with either specific transactions or portfolio instruments or to increase exposure to foreign exchange rate risk.

During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $48,253,606 and $45,092,069, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value

37        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $37,644,815 and $1,141,292 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

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6. Use of Derivatives (Continued)

Foreign Currency Options. The Fund may purchase or write call and put options on currencies to increase or decrease exposure to foreign exchange rate risk. A purchased call, or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put, or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

Index/Security Options. The Fund may purchase or write call and put options on individual equity securities and/or equity indexes to increase or decrease exposure to equity risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $12,496 and $1,500 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The Fund must then purchase the underlying security at the higher market price and deliver it for the strike price or, if it owns the underlying security, deliver it at the strike price and forego any benefit from the increase in the price of the underlying security above the strike price. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. The Fund must then purchase the underlying security at the strike price when the market price of the underlying security is below the strike price. Alternatively, the Fund could also close out a written option position, in which case the risk is that the closing transaction will require a premium to be paid by the Fund that is greater than the premium the Fund received. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.

During the reporting period, the Fund had an ending monthly average market value of $59,137 and $65,876 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue

39        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract

40        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

6. Use of Derivatives (Continued)

and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

For the reporting period, the Fund had ending monthly average notional amounts of $818,000 on credit default swaps to buy protection

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.

The Fund may enter into interest rate swaps in which it pays the fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Typically, if relative interest rates rise, floating payments under a swap agreement will be greater than the fixed payments.

For the reporting period, the Fund had ending monthly average notional amounts of $8,989,584 and $11,133,795 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.

Total Return Swaps on Shares of Affiliated Funds. The Fund has entered into total return swaps on an Affiliated Fund or Funds. This investment technique provides the Fund with synthetic long investment exposure to the performance of the Affiliated Fund through payments made by a swap dealer counterparty to the Fund under the swap that reflect the positive total return (inclusive of dividends and distributions) on those shares. In exchange,

41        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

the Fund would make periodic payments to the counterparty under the swap based on a fixed or variable interest rate, as well as payments reflecting any negative total return on those shares. The swap provides the Fund with the economic equivalent of ownership of those shares through an entitlement to receive any gains realized, and dividends paid, on the shares, and an obligation to pay any losses realized on the shares. This investment technique provides the Fund effectively with leverage intended to achieve an economic effect similar to the Fund’s purchase of shares of the Affiliated Fund with borrowed money.

For the reporting period, the Fund had ending monthly average notional amounts of $3,856,102 on total return swaps which are long the reference asset.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Statement of Investments and the Statement of Assets and Liabilities in the annual and semiannual reports. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund may purchase swaptions which give it the option to enter into an interest rate swap in which it pays a floating or fixed interest rate and receives a fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Purchasing the fixed portion of this swaption becomes more valuable as the reference interest rate decreases relative to the preset interest rate. Purchasing the floating portion of this swaption becomes more valuable as the reference interest rate increases relative to the preset interest rate.

The Fund may purchase swaptions which give it the option to buy or sell credit protection

42        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

6. Use of Derivatives (Continued)

through credit default swaps in order to decrease or increase exposure to the credit risk of individual issuers and/ or indexes of issuers. A swaption selling protection becomes more valuable as the likelihood of a credit event on the reference asset decreases. A swaption buying protection becomes more valuable as the likelihood of a credit event on the reference asset increases.

The Fund may write swaptions which give it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a fixed or floating interest rate and receives a floating or fixed interest rate in order to increase or decrease exposure to interest rate risk. A written swaption paying a fixed rate becomes more valuable as the reference interest rate increases relative to the preset interest rate. A written swaption paying a floating rate becomes more valuable as the reference interest rate decreases relative to the preset interest rate.

During the reporting period, the Fund had an ending monthly average market value of $305 and $537 on purchased and written swaptions, respectively.

At period end, the Fund had no purchased or written swaption contracts outstanding.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

43        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged

44        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

6. Use of Derivatives (Continued)

by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

45        OPPENHEIMER GLOBAL MULTI-ASSET GROWTH FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Multi-Asset Growth Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/21/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	9/21/2018